Digital Assets Payable - Schedule of Movement of Digital Assets Payables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement of Digital Assets Payables [Abstract]
At the beginning of financial year	$ 148,926,971	$ 80,364,190
Entered during the year	1,115,818,630	886,549,417
Settled during the year	(1,028,849,517)	(738,523,271)
Reclass to digital assets receivables	20,973
Unrealized fair value gain	(61,927,364)	(79,463,365)
At the end of financial year	$ 173,989,693	$ 148,926,971